6. INTANGIBLE ASSETS	12 Months Ended
Jun. 30, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
6. INTANGIBLE ASSETS

In May 2014, the Company entered into an Intellectual Property Exclusive License and Distribution Agreement (the “Agreement”) with Inventek Colloidal Cleaners, LLC (“Inventek”) and Dr. Paul N. Andrecola (“Dr. Andrecola”). In consideration for the exclusive licenses the Company issued 100,000,000 shares of its common stock to Inventek/ Dr. Andrecola. The initial term of the exclusive license expires May 20, 2039 (25 years) and also contains five automatic ten year renewal periods. In March 2014 the Company issued 5,200,000 shares of its common stock to Inventek/Dr. Andrecola. The shares were issued in conjunction with Inventek’s technology in support of the Company’s oil and gas well services product line. These transactions were accounted for as a purchase business transaction. In July 2014 the Company was granted a patent by the U.S. Trademark and Patent Office for biodegradable non-reactive oil well stimulation and method of use based on nano-scale colloidal chemistry.

In connection with the March 2014 and May 2014 share issuances the Company recorded a preliminary purchase price allocation of $7,572, in the aggregate, as intangible assets. The Company is utilizing an expected life for the intangible assets of seven years. The final purchase price allocation is pending the finalization of valuations for the license, distribution rights and intellectual property which may ultimately impact the overall level of intangible assets associated with the acquisition. The Company will consider any additional information which existed as of the acquisition date but was unknown to the Company at that time, that may become known to the Company during the remainder of the measurement period, a period not to exceed 12 months from the acquisition date, and may result in a change in the purchase price allocation.  While management believes that its preliminary estimates and assumptions underlying the value of intangible assets are reasonable, different estimates and assumptions could result in different valuations assigned which may change the amount of the purchase price allocations.

Intangible assets consist of the following:

	June 30, 2014	June 30, 2013	Estimated Useful Lives
Purchased technology and exclusivity rights	$10,122	$2,550	7
Less: accumulated amortization	1,938	1,618
	$8,184	$932

Expected amortization of intangible assets is as follows:

2015	$1,268
2016	1,268
2017	1,268
2018	1,268
2019	1,083
Thereafter	2,029
$8,184

Amortization expense included in depreciation and amortization totaled $321 and $186 for the years ended June 30, 2014 and 2013, respectively.